Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 11,508	$ 11,517
Energy supply costs	3,249	3,771
Operating expenses	3,040	2,889
Depreciation and amortization	1,927	1,773
Operating income	3,292	3,084
Other income, net	288	291
Finance charges	1,406	1,305
Income tax expense	346	360
Net earnings	1,828	1,710
Non-controlling interests	148	137
Preference share dividends	74	67
Net earnings attributable to common equity shareholders	1,606	1,506
Additions to property, plant and equipment and intangible assets	5,218	4,169
Goodwill	13,112	12,184	$ 12,464
Total assets	73,486	65,920
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	0	0
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	0	0
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	(12)	(34)
Regulated | Operating Segments
Segment Reporting Information [Line Items]
Revenue	11,473	11,433
Energy supply costs	3,249	3,771
Operating expenses	2,991	2,817
Depreciation and amortization	1,920	1,764
Operating income	3,313	3,081
Other income, net	296	252
Finance charges	1,181	1,092
Income tax expense	453	441
Net earnings	1,975	1,800
Non-controlling interests	148	137
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	1,827	1,663
Additions to property, plant and equipment and intangible assets	5,213	4,153
Goodwill	13,112	12,184
Total assets	73,124	65,553
Regulated | Operating Segments | ITC
Segment Reporting Information [Line Items]
Revenue	2,229	2,085
Energy supply costs	0	0
Operating expenses	530	494
Depreciation and amortization	448	416
Operating income	1,251	1,175
Other income, net	96	82
Finance charges	483	427
Income tax expense	200	208
Net earnings	664	622
Non-controlling interests	122	114
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	542	508
Additions to property, plant and equipment and intangible assets	1,456	1,103
Goodwill	8,828	8,127
Total assets	27,202	24,269
Regulated | Operating Segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	3,007	3,006
Energy supply costs	1,183	1,290
Operating expenses	798	776
Depreciation and amortization	404	361
Operating income	622	579
Other income, net	51	49
Finance charges	155	145
Income tax expense	70	83
Net earnings	448	400
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	448	400
Additions to property, plant and equipment and intangible assets	1,151	916
Goodwill	1,987	1,830
Total assets	14,690	12,784
Regulated | Operating Segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	1,372	1,360
Energy supply costs	393	499
Operating expenses	659	601
Depreciation and amortization	134	113
Operating income	186	147
Other income, net	58	54
Finance charges	79	67
Income tax expense	37	29
Net earnings	128	105
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	128	105
Additions to property, plant and equipment and intangible assets	431	341
Goodwill	649	597
Total assets	6,278	5,371
Regulated | Operating Segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,665	1,955
Energy supply costs	423	760
Operating expenses	418	408
Depreciation and amortization	337	309
Operating income	487	478
Other income, net	45	34
Finance charges	155	163
Income tax expense	83	74
Net earnings	294	275
Non-controlling interests	1	1
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	293	274
Additions to property, plant and equipment and intangible assets	1,035	593
Goodwill	913	913
Total assets	10,156	9,225
Regulated | Operating Segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	817	738
Energy supply costs	0	0
Operating expenses	195	180
Depreciation and amortization	291	265
Operating income	331	293
Other income, net	11	6
Finance charges	135	125
Income tax expense	26	12
Net earnings	181	162
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	181	162
Additions to property, plant and equipment and intangible assets	554	608
Goodwill	231	228
Total assets	6,181	5,962
Regulated | Operating Segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	545	528
Energy supply costs	155	153
Operating expenses	141	127
Depreciation and amortization	88	96
Operating income	161	152
Other income, net	6	4
Finance charges	81	79
Income tax expense	14	9
Net earnings	72	68
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	72	68
Additions to property, plant and equipment and intangible assets	132	126
Goodwill	235	235
Total assets	2,807	2,715
Regulated | Operating Segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,838	1,761
Energy supply costs	1,095	1,069
Operating expenses	250	231
Depreciation and amortization	218	204
Operating income	275	257
Other income, net	29	23
Finance charges	93	86
Income tax expense	23	26
Net earnings	188	168
Non-controlling interests	25	22
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	163	146
Additions to property, plant and equipment and intangible assets	454	466
Goodwill	269	254
Total assets	5,810	5,227
Non-Regulated | Operating Segments | Corporate Segment and Other Operating Segment
Segment Reporting Information [Line Items]
Revenue	35	84
Energy supply costs	0	0
Operating expenses	49	72
Depreciation and amortization	7	9
Operating income	(21)	3
Other income, net	(8)	39
Finance charges	225	213
Income tax expense	(107)	(81)
Net earnings	(147)	(90)
Non-controlling interests	0	0
Preference share dividends	74	67
Net earnings attributable to common equity shareholders	(221)	(157)
Additions to property, plant and equipment and intangible assets	5	16
Goodwill	0	0
Total assets	$ 374	$ 401